Income and Mining Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Current income and mining taxes	$ (134.2)	$ (165.1)	$ (353.9)
Deferred income and mining taxes benefit/(expense)	12.6	59.4	(5.5)
Income and mining tax expense	(121.6)	(105.7)	(359.4)
South Africa
Income Taxes [Line Items]
Current income and mining taxes	(0.6)	(16.1)	(14.5)
Deferred income and mining taxes benefit/(expense)	(13.2)	14.2	24.2
Ghana
Income Taxes [Line Items]
Current income and mining taxes	(31.1)	(40.6)	(170.6)
Deferred income and mining taxes benefit/(expense)	13.5	68.3	(36.8)
Australia
Income Taxes [Line Items]
Current income and mining taxes	(41.8)	(42.1)	(64.1)
Deferred income and mining taxes benefit/(expense)	1.5	1.0	(4.8)
Peru
Income Taxes [Line Items]
Current income and mining taxes	(60.7)	(66.3)	(104.7)
Deferred income and mining taxes benefit/(expense)	$ 10.8	$ (24.1)	$ 11.9